Stockholders' Equity (Deficit) and Temporary Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity (Deficit) and Temporary Equity
8.	Stockholders’ Equity (Deficit) and Temporary Equity

AxoGen, Inc. Classes of Stock

AxoGen, Inc.’s authorized capital stock consists of 50,000,000 shares, par value $0.01 per share. The authorized capital stock is divisible into the classes and series, has the designation, voting rights, and other rights and preferences and is subject to the restrictions that the AxoGen Board of Directors may from time to time establish. Unless otherwise designated by the AxoGen Board of Directors, all shares are common stock. AxoGen has not designated any shares other than common stock.

In connection with the Merger, 32,709,676 shares of AC common stock were converted into 1,219,199 shares of AxoGen, Inc.’s common stock using the 0.03727336 exchange ratio.

On September 30, 2011, AxoGen sold to certain investors in a private placement 423,709 shares of common stock at $2.36 per share.

On October 10, 2011, each non-employee director of AxoGen was granted 5,455 shares of AxoGen common stock, valued at $2.75 per share, in lieu of a cash retainer payment for the director’s services through December 31, 2012. The Company recorded $15,000 of directors fee included in general and administrative expenses and $60,000 in prepaid expenses related to issuance of 27,275 shares of common stock to five directors.

AC Classes of Stock

General

AC had authorized 133,000,000 shares of common stock with a $.00001 par value.

AC had authorized 103,408,891 shares of preferred stock with a $.00001 par value which the Board of Directors is empowered to designate and issue in different series. At December 31, 2010, the Board of Directors had designated and issued 2,544,750 shares of Series A Preferred Stock; 17,065,217 shares of Series B Preferred Stock; 16,798,924 shares of Series C Preferred Stock and 67,000,000 shares of Series D Preferred Stock.

In connection with the Merger, on September 30, 2011 each share of Series A, B, C and D convertible preferred stock, for a total of 53,555,857 shares, were converted into shares of AC common stock and exchanged for 1,996,206 shares of AxoGen, Inc. common stock using the 0.03727336 exchange ratio.

Series A Convertible Preferred Stock

In 2004, AC issued 2,544,750 shares of Series A Convertible Preferred Stock (“Series A”) at $0.4421 per share for an aggregate price of $1,125,000. No dividends accrued or were payable on the Series A, except upon the declaration of dividends on AC’s common stock, payable at a rate per share of Series A equal to the amount the holder would be entitled to receive had all of the Series A been converted to AC common stock. Upon liquidation, Series A holders have preference to any distribution of any of the assets of AC to the holders of AC Common Stock after Series B, Series C, and Series D preferences have been paid. Series A has no redemption option. Each share of Series A is convertible into AC common stock at any time at the option of the holder by dividing the Preferred Original Issue Price by the Conversion Price at the time of conversion, which as of December 31, 2010 is equal to the purchase price of $0.4421. The conversion price is subject to adjustment, as defined. The only election right for Series A is to vote along with AC common shareholders to elect two directors to the Board. Each share of Series A has voting rights equal to the number of AC common shares as if converted.

Series B Convertible Preferred Stock

In 2006, AC issued 16,847,826 shares of Series B Convertible Preferred Stock (“Series B”) at $0.46 per share for an aggregate price of $7,750,000. The holders of the Series B are entitled to receive a cash dividend in preference over shares of AC common stock and Series A shareholders of AC at a rate of 8% of the issued price, per annum. Upon liquidation, the Series B holders have preference to any distributions of any of AC’s assets equal to the Preferred Original Issue Price plus any unpaid dividends after Series C and Series D preferences have been paid. At any time on or after January 7, 2015, the Series B shareholders have the right to redeem shares equal to the redemption price upon written request of at least 55% of the holders of Series B. Each share of Series B is convertible into AC common stock at any time at the option of the holder by dividing the Preferred Original Issue Price by the Conversion Price at the time of conversion, which as of December 31, 2010 is equal to the purchase price of $0.46. The conversion price is subject to adjustment, as defined. The holders of a majority of the Series B, C and D Preferred Stock have the right to elect three directors to the Board. Also, Series B, C and D will vote together with Series A and AC common shareholders to elect two directors to the Board. Each share of Series B, C and D has voting rights equal to the number of AC common shares as if converted.

AC is accreting dividends on the Series B, based on the stated dividend rate of 8% per annum. The Series B dividends accreted for the year ended December 31, 2011 was $292,329. A total of $3,152,603 in Series B dividends had been accreted as of September 30, 2011 and were forfeited in accordance with the Merger.

On June 11, 2010, 7,065,217 shares of Series B, representing $3,250,000, were converted into 263,344 shares of AC’s common stock at the election of the shareholder.

Series C Convertible Preferred Stock

In 2007, AC issued 16,518,121 shares of Series C Convertible Preferred Stock (“Series C”) at $0.7345 per share for an aggregate purchase price of $12,132,559. The holders of the Series C are entitled to receive a cash dividend in preference over shares of AC common stock, Series A and Series B shareholders of AC at a rate of 8% of the issued price, per annum. Upon liquidation, the Series C holders have preference to any distributions of any of AC’s assets equal to the Preferred Original Issue Price plus any unpaid dividends after Series D preferences have been paid. At any time on or after January 7, 2015, the Series C shareholders have the right to redeem shares equal to the redemption price upon written request of at least 60% of the holders of Series C. Each share of Series C is convertible into AC common stock at any time at the option of the holder by dividing the Preferred Original Issue Price by the Conversion Price at the time of conversion, which as of December 31, 2010 is equal to the purchase price of $0.7345. The conversion price is subject to adjustment, as defined. The holders of a majority of the Series B, C and D have the right to elect three directors to the Board. Also, Series B, C and D will vote together with Series A and AC common shareholders to elect two directors to the Board. Each share of Series B, C and D has voting rights equal to the number of AC common shares as if converted.

AC is accreting dividends on the Series C, based on the stated dividend rate of 8% per annum. The dividends accreted for the year ended December 31, 2011 was $515,577. A total of $3,403,651 in Series C dividends had been accreted as of September 30, 2011 and were forfeited in accordance with the Merger.

On June 11, 2010, 5,445,882 shares of Series C, representing $4,000,000, were converted into 202,986 shares of AC’s common stock at the election of the shareholder.

Series D Convertible Preferred Stock and Warrants

On January 7, 2010, AC issued 39,156,876 shares of Series D Preferred Stock (“Series D”) at $0.1198 per share for an aggregate price of $4,661,326, net of issuance costs of $29,667. Of the total shares issued, 16,694,489 shares were issued for $2,000,000 in cash. The remaining 22,462,387 shares were issued in conjunction with the conversion of $2,617,000 of principal and $73,994 of accrued and unpaid interest under the 2009 Convertible Debt (see Note 7). The holders of the Series D are entitled to receive a cash dividend in preference over all other shareholders of AC at a rate of 8% of the issued price, per annum. Upon liquidation, the Series D holders have preference to any distributions of any of AC’s assets equal to the Preferred Original Issue Price plus any unpaid dividends. At any time on or after January 7, 2015, the Series D shareholders have the right to redeem shares equal to the redemption price upon written request of at least 66 2/3% of the holders of Series D. Each share of Series D is convertible into AC common stock at any time at the option of the holder by dividing the Preferred Original Issue Price by the Conversion Price at the time of conversion, which as of December 31, 2010 is equal to the purchase price of $0.1198. The conversion price is subject to adjustment, as defined. The holders of a majority of the Series B, C and D have the right to elect three directors to the Board. Also, Series B, C and D will vote together with Series A and AC common shareholders to elect two directors to the Board. Each share of Series B, C and D has voting rights equal to the number of AC common shares as if converted.

AC is accreting dividends on the Series D, based on the stated dividend rate of 8% per annum. Dividends accreted during the year ended December 31, 2011 were $220,444. A total of $518,426 in Series D dividends had been accreted as of September 30, 2011 and were forfeited in accordance with the Merger.

On September 11, 2010, 9,000,617 shares of Series D, representing $1,078,274, were converted into 335,483 of AC’s common stock at the election of the shareholder.

In conjunction with the issuance of the Series D, AC also issued warrants for the purchase of 8,347,236 shares of AC’s Series D Preferred Stock, immediately exercisable at $0.1198 per share, expiring on January 7, 2015. The investors paid additional consideration totaling $10,000 for the purchase of the warrants. The warrants are considered offering costs related to the Series D issuance and their fair value of $517,529 was recorded net against proceeds on the issuance of the stock during 2010.